STOCK OPTIONS AND WARRANTS (Details 2)	12 Months Ended
Sep. 30, 2021 $ / shares
Weighted average fair value of options granted	$ 2.03
Expected dividends yield	0.00%
Maximum
Expected life	10 years
Risk-free interest rate	1.56%
Expected volatility	58.85%
Minimum
Expected life	5 years
Risk-free interest rate	0.01%
Expected volatility	50.00%